UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D/A

Asset-Backed Issuer

Distribution Report Pursuant to Section 13 or 15(d) of

The Securities Exchange Act of 1934

For the monthly distribution period from November 1, 2012 to November 30, 2012

Commission File Number of issuing entity: 000-23108

Discover Card Master Trust I

(Exact name of issuing entity as specified in its charter)

Commission File Number of sponsor and depositor: 033-54804

Discover Bank

(Exact name of sponsor and depositor as specified in its charter)

Delaware		51-0020270
(State or jurisdiction of Incorporation or organization of the issuing entity)		(IRS Employer Identification Number)

c/o Discover Bank
12 Read’s Way
New Castle, Delaware		19720

(Address of principal executive offices of the issuing entity)		(Zip Code)

(302) 323-7315
(Telephone Number, including area code)

Title of Class Registered/reporting pursuant to (check one)

Section 15(d)
Credit Card Pass -Through Certificates	x

Each class of Credit Card Pass-Through Certificates to which this report on Form 10-D relates is subject to the reporting requirements of Section 15(d) of the Securities Exchange Act of 1934. The title of each class of Credit Card Pass-Through Certificates to which this report on Form 10-D relates is set forth in Item 1 hereof.

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes x No

PART I DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information

Monthly Performance Data

This amendment relates to the Form 10-D filed with the Securities and Exchange Commission on December 17, 2012, for the monthly distribution period from November 1, 2012 to November 30, 2012 (the “Original 10-D”). This Form 10-D/A corrects an error in the disclosure under “Item 1, Distribution and Pool Performance Information” of the Original 10-D. While the complete text of the corrected disclosure can be found in the following paragraph, the only correction made consists of changing the reference to “all” accounts having been originated at least 60 months in the Original 10-D to “99%”. The first paragraph under the “Monthly Performance Data” heading under Item 1 of the Original 10-D should read as follows:

“Of the accounts designated to the Master Trust, 99% have been originated at least 60 months prior to the date of this report. Seasoned accounts in general perform differently than newly originated or less seasoned accounts, typically with lower charge-off rates and higher payment rates. The aggregate Discover card portfolio represents all accounts originated by Discover Bank including those accounts not designated to the Master Trust and accordingly, the performance of the Discover card portfolio may differ materially from the performance of the Master Trust, and through the collateral certificate, Discover Card Execution Note Trust (the “Note Issuance Trust”).”

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DISCOVER BANK
(Depositor)

/s/ Michael F. Rickert
Michael F. Rickert
Vice President, Chief Financial Officer and Assistant Treasurer

Date: December 21, 2012

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